OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other noncurrent liabilities

	2021	2020
Deferred revenue and contract liabilities	$108.6	$104.7
Share-based payments liabilities (Note 26)	79.7	35.1
Contingent consideration arising on business combinations	11.2	—
Interest payable	19.8	21.1
Other	26.3	30.2
	$245.6	$191.1